As filed with the Securities and Exchange                    File No. 33-12723
Commission on November 27, 2002                               File No. 811-5062

------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

------------------------------------------------------------------------------
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 36

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 39

                                  ING GET FUND
                                  ------------


              7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
              ---------------------------------------------------
                                 (800) 992-0180

        James M. Hennessy, Esq.                       With Copies to:
         ING Investments, LLC                    Margaret A. Bancroft, Esq.
     7337 E. Doubletree Ranch Road                        Dechert
         Scottsdale, AZ 85258                       30 Rockefeller Plaza
---------------------------------------              New York, NY 10112
(Name and Address of Agent for Service)


It is proposed that this filing will become effective:

 X   On November 29, 2002 pursuant to paragraph (a)(2) of Rule 485.
---

                                  ING GET FUND

                                    SERIES U
                                   PROSPECTUS
                               NOVEMBER 29, 2002

ING GET Fund (Fund) is an open-end investment company authorized to issue multiple series of shares. This prospectus offers shares of Series U (Series). Shares of the Series will be offered from December 12, 2002 through March 12, 2003 as a funding option under certain variable annuity contracts.

This prospectus contains important information about investing in The ING GET Fund, Series U. You should read it carefully before you invest, and keep it for future reference. Please note that your investment is not a bank deposit, is not guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Fund will achieve its objective. As with all mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

124835
PRO.GETU-02

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
  RISKS.....................................................    1
WHAT YOU PAY TO INVEST......................................    5
OTHER CONSIDERATIONS........................................    6
MANAGEMENT OF THE SERIES....................................    6
INVESTMENTS IN, EXCHANGES AND REDEMPTIONS FROM THE SERIES...    8
TAX INFORMATION.............................................    9
ADDITIONAL INFORMATION......................................    9

        INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Shares of the Series are offered to insurance company separate accounts that fund variable annuity contracts. The Series has both an Offering Period and a Guarantee Period. The only time investors can invest in the Series is during the OFFERING PERIOD. The Offering Period will run from December 12, 2002 through March 12, 2003. During the Offering Period all assets of the Series will be invested exclusively in short-term instruments.

Once the Offering Period terminates, the Guarantee Period begins. The GUARANTEE PERIOD will run from March 13, 2003 through March 14, 2008 (Maturity Date). During the Guarantee Period all assets will be invested in accordance with the investment objective and strategies described below.

The insurance company offering this Series guarantees Contract holders and Participants that on the Maturity Date they will receive no less than the value of their separate account investment directed to the Series as of the last day of the Offering Period, adjusted for certain charges (the Guarantee). The value of dividends and distributions made by the Series throughout the Guarantee Period is included in determining whether, for purposes of the Guarantee, the value of a shareholder's investment on the Maturity Date is no less than the value of their investment as of the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date do not get the benefit of the Guarantee. Please refer to the contract prospectus, prospectus summary or disclosure statement for more information about the Guarantee. The Guarantee promises investors only a return of the amount invested in the Series through their separate account (less certain charges), if units of the Series are held for the entire Guarantee Period.

SHARES OF THE SERIES WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE SERIES IF YOU REDEEM SHARES PRIOR TO THE MATURITY DATE. THERE IS NO GUARANTEE THAT THE SERIES WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

Investment Objective. The Series seeks to achieve maximum total return and minimal exposure of the Series assets to a market value loss, by participating, to the extent possible, in favorable equity market performance during the Guarantee Period.

Principal Investment Strategies. The Series will not implement an "investment strategy" in any conventional sense. Rather, the Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee. The Series allocates its assets among the following asset classes:

       - During the Offering Period, the Series' assets will be invested in short-term instruments.

                                                                 ING GET Fund  1

       - During the Guarantee Period, the Series' assets will be allocated between the:

            - EQUITY COMPONENT, consisting of common stocks included in the
              Standard and Poor's 500 Index (S&P 500) and futures contracts on the S&P 500; and the

            - FIXED COMPONENT, consisting primarily of short- to
              intermediate-duration U.S. Government securities.

The Series' asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that an insurance company will be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or to any investment returns generated by the Series.

ASSET ALLOCATION Aeltus uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series' total annual expenses, insurance company separate account expenses, and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that even if it were to experience a 30% decline in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.

EQUITY COMPONENT Aeltus invests at least 80% of the Equity Component's net assets in stocks included in the S&P 500. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard and Poor's Corporation (S&P). The Equity Component may also include S&P 500 futures contracts.

Aeltus manages the Equity Component by overweighting those stocks in the S&P 500 that it believes will outperform the S&P 500, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the S&P 500. Stocks that Aeltus believes are likely to match the performance of the S&P 500 are invested in proportion to their representation in the index. To determine which stocks to weight more or less heavily, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in the Equity Component between 400 and 450 stocks included in the S&P 500. Although the Equity Component will not hold all of the stocks in the S&P 500, Aeltus expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.

 2 ING GET Fund

FIXED COMPONENT Aeltus looks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage backed securities (including commercial mortgage backed securities) which are rated AAA or Aaa at the time of purchase by Moody's Investors Service, Inc. (Moody's) or S&P, respectively, and corporate obligations which are rated at the time of purchase A- or higher by S&P and/or Aa3 or higher by Moody's. The Fixed Component may also include U.S. Treasury futures and money market instruments.

Principal Risks. The principal risks of investing in the Series include all of the following:

ALLOCATION RISK: If at the inception of, or any time during, the Guarantee Period interest rates are low, the Series' assets may be largely invested in the Fixed Component in order to decrease the likelihood that an insurance company would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series' assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. USE OF THE FIXED COMPONENT REDUCES THE SERIES' ABILITY TO PARTICIPATE AS FULLY IN UPWARD EQUITY MARKET MOVEMENTS, AND THEREFORE REPRESENTS SOME LOSS OF OPPORTUNITY, OR OPPORTUNITY COST, COMPARED TO A PORTFOLIO THAT IS FULLY INVESTED IN EQUITIES.

ASSET ALLOCATION MAY UNDERPERFORM STATIC STRATEGIES. The asset allocation process results in transaction costs. Volatile periods in the market may increase these costs. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Series, may increase the Series' transaction costs.

OPPORTUNITY COSTS. There are substantial opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee.

Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series assets. If the market value of the Equity Component rises, the percentage of the Series' assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components as well as the past performance of the Series will affect these allocations. For example, if the Series incurs early losses, the Series may allocate 100% of the Series' assets to the Fixed Compo-

                                                                 ING GET Fund  3
nent for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.

The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Series and of the underlying contract, and other factors. The Series might capture a material portion, very little or none of any Equity Component increase.

It is possible that on the Maturity Date, a Contract holder or Participant could receive only the guaranteed amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.

WORSE CASE SCENARIOS FOR THE SERIES' EQUITY PARTICIPATION. The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Series' NAV decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Series' assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

ANNUITY CHARGES. Contract holders and Participants acquiring interests in the Series through separate accounts are not all subject to the same contract charges. The Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. As such, Contract holders and Participants will incur different opportunity costs, as the Series' Equity Component allocation will be reduced so as to preserve the Series' assets at a level that may be higher than that needed to return to certain investors their initial separate account investment directed to the Series as of the Maturity Date, plus their (lower) contract charges.

STOCK AND BOND INVESTMENTS. The risks associated with investing in STOCKS include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in BONDS is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

DECLINING INTEREST RATES. A decline in prevailing U. S. interest rates could materially increase the opportunity costs. Any such decline would increase the present value of the Guarantee, potentially causing the Series to allocate all or substantially all of the Series' assets to the Fixed Component in order to assure that such assets do not fall below the Guarantee

HOW THE FUND HAS PERFORMED

Because the Series is new, it does not have return information an investor might find useful in evaluating the risks of investing in the Fund.

 4 ING GET Fund

What You Pay to Invest

The table that follows shows operating expenses paid each year by the Series. The table does not reflect expenses or charges which are, or may be, imposed under your variable annuity contract. You will find details about these expenses and charges in the accompanying prospectus or other contract disclosure document.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM THE SERIES ASSETS)(1)

                                                                              FEES
                                                                             WAIVED/
                                                                FUND       REIMBURSED
                       MANAGEMENT   DISTRIBUTION    OTHER     OPERATING   BY INVESTMENT
                          FEES        FEES(2)      EXPENSES   EXPENSES     MANAGER(3)     NET EXPENSES
                       ----------   ------------   --------   ---------   -------------   ------------
ING GET FUND --
  Series U
  Offering Period         0.25%         0.25%        0.15%      0.65%           --            0.65%
  Guarantee Period        0.60%         0.25%        0.15%      1.00%           --            1.00%

(1) This table shows the estimated operating expenses for the Series as a ratio of expenses to average daily net assets.

(2) Pursuant to a Plan of Distribution adopted by the Series under Rule 12b-1 under the 1940 Act, the Series pays ING Funds Distributor, Inc. (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Series' shares. The distribution fee may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Series. For additional information, please see the SAI.

(3) ING Investments, LLC has entered into an expense limitation contract with the Series, under which it will limit expenses of the Series, excluding expenses such as interest, taxes, brokerage and extraordinary expenses through December 31, 2004. The expense limit for the Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by ING Investments, LLC may vary in order to achieve such contractually obligated "Net Expenses".

EXAMPLES

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other variable product funds. The examples do not reflect expenses and charges which are, or may be, imposed under your variable life or annuity contract. The example assumes that you invested $10,000, reinvested all your dividends, the Series earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                   ------   -------   -------   --------
ING GET FUND -- Series U                            102       318       552      1,225

                                                                 ING GET Fund  5

OTHER CONSIDERATIONS

In addition to the principal investments, strategies and risks described above, the Series may also invest in other securities, engage in other practices, and be subject to additional risks, as discussed below and in the Statement of Additional Information (SAI).

Futures Contracts. The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class.

The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.

Closing the Fund. If the Series assets do not reach $100 million by the end of the Offering Period, or in the event of severe market volatility or adverse market conditions during the Offering Period, the Board reserves the right not to operate the Series in accordance with its investment objective. In that event, Aeltus will continue to invest the Series assets in short-term instruments and the insurance company will notify investors that the Series is being discontinued. Investors will have 45 days following the receipt of notice to transfer their money from the Series. If, at the end of the 45-day period, an investor does not make an election, his or her investment in the Series will be transferred to the fund or funds designated by the insurance company.

MANAGEMENT OF THE SERIES

ING Investments, LLC (ING), an Arizona limited liability company, serves as the investment adviser to the Series. ING has overall responsibility for the management of the Series. ING provides or oversees all investment advisory and portfolio management services for the Series, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Series, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING is registered as an investment adviser. ING is an indirect wholly owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

As of September 30, 2002 ING managed over $32.0 billion in assets.

ING's principal address is 7337 Doubletree Ranch Road, Scottsdale, Arizona
85258.

Subadviser

ING has engaged Aeltus Investment Management, Inc., a Connecticut corporation (Aeltus), to serve as sub-adviser to the Series. Aeltus is responsible for managing the assets of the Series in accordance with its investment objective and policies, subject to oversight by ING.

Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as

 6 ING GET Fund
adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of September 30, 2002 Aeltus managed over $37.2 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

Portfolio Management

Asset Allocation. Mary Ann Fernandez, Senior Vice President, Aeltus, is responsible for overseeing the overall strategy of the Series and the allocation of the Series' assets between the Equity and Fixed Components. Ms. Fernandez joined Aeltus in 1996 as Vice President of product development and is currently serving as a Portfolio Specialist, assisting in the management and marketing of certain equity strategies managed by Aeltus.

The following people are primarily responsible for the day-to-day management of the Series:

Equity Component. The Equity Component is managed by Hugh T. M. Whelan and Douglas Cote.

Mr. Whelan, Portfolio Manager, Aeltus, has been serving as a quantitative equity analyst since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities.

Mr. Cote, Portfolio Manager, Aeltus, has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing applications for Aeltus' equity department.

Fixed Component. The Fixed Component is managed by a team of fixed-income specialists.

                                                                 ING GET Fund  7

INVESTMENTS IN, EXCHANGES AND REDEMPTIONS FROM THE SERIES

Please refer to the documents pertaining to the variable annuity contract for information on how to direct investments in or redemptions from (including making exchanges into or out of) the Series and any fees that may apply, AND WHAT YOUR OPTIONS ARE ON THE MATURITY DATE.

Shares of the Series are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, ING Funds Distributor, Inc., the Fund's principal underwriter, is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the shares of the Series. The distribution fee may be used to cover expenses incurred in promoting the sale of the Series' shares. ING Funds Distributor, Inc. may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Orders for the purchase or redemption of Fund shares that are received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) are effected at the net asset value (NAV) per share determined that day, as described below. The insurance company has been designated an agent of the Fund for receipt of purchase and redemption orders. Therefore, receipt of an order by the insurance company constitutes receipt by the Fund, provided that the Fund receives notice of the orders by 9:30 a.m. eastern time the next day on which the New York Stock Exchange is open for trading.

Net Asset Value. The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time).

In calculating the NAV, securities are valued primarily by independent pricing services using market quotations. Short-term debt securities maturing in 60 days or less are valued using amortized cost. Securities for which market quotations are not readily available are valued at their fair value, subject to procedures adopted by the Board.

Business Hours. The Fund is open on the same days as the New York Stock Exchange (generally, Monday through Friday). Representatives are available from 8:00 a.m. to 8:00 p.m. eastern time Monday through Thursday and from 8:00 a.m. to 5:30 p.m. eastern time on Friday.

The Fund reserves the right to suspend the offering of shares. The Fund may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Maturity Date. Before the Maturity Date, the insurance company will send a notice to Contract holders or Participants who have amounts in the Series to remind them that the Maturity Date is approaching and to choose other investment options into which Series amounts will be transferred to at the close of business on the Maturity Date. If investors do not make a choice, at the close of business on the Maturity Date the insurance company will transfer Series amounts to another available Series of the Fund that is accepting deposits, or if no series is available, to the fund or funds designated by the insurance company.

 8 ING GET Fund

TAX INFORMATION

The Series intends to qualify as a regulated investment company by satisfying the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (Code), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, the Series generally will not be subject to tax on its ordinary income and net realized capital gains.

The Series also intends to comply with the diversification requirements of
Section 817(h) of the Code for those investors who acquire shares through variable annuity contracts so that those contract owners should not be subject to federal tax on distributions from the Series to the separate accounts. Contract owners should review their contract prospectus, prospectus summary or disclosure statement for information regarding the personal tax consequences of purchasing a contract.

Dividends and Distributions. Dividends and capital gains distributions, if any, are paid on an annual basis around the end of the calendar year. To comply with federal tax regulations, the Series may also pay an additional capital gains distribution, usually in June.

Both income dividends and capital gains distributions are paid by the Series on a per unit basis. As a result, at the time of payment, the unit price of the Series will be reduced by the amount of the payment.

ADDITIONAL INFORMATION

The SAI, which is incorporated by reference into this Prospectus, contains additional information about the Series and the Fund generally.

You may request free of charge the current SAI or other information about the Series, by calling 1-800-531-4547 or writing to:

                                  ING GET Fund
                                 P.O. Box 9271
                           Des Moines, IA 50306-9271

The SEC also makes available to the public reports and information about the Fund. Certain reports and information, including the SAI, are available on the EDGAR Database on the SEC's website (http://www.sec.gov) or at the SEC's public reference room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the public reference room. You may obtain copies of reports and other information about the Fund, after paying a duplicating fee, by sending an e-mail request to: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-5062.

                                                                          124835
                                                                     PRO.GETU-02
                                                                 ING GET Fund  9

                                  ING GET FUND

                                    SERIES U

           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 29, 2002

This Statement of Additional Information (Statement) is not a Prospectus and should be read in conjunction with the current Prospectus for ING GET Fund
(Fund), Series U (Series). Capitalized terms not defined herein are used as defined in the Prospectus. The Fund is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. This Statement applies to the Series.

A free copy of the Series U Prospectus is available upon request by writing to the Fund at: P.O. Box 9271, Des Moines, IA 50306-9271, or by calling (800) 531-4547.


                                TABLE OF CONTENTS

GENERAL INFORMATION.....................................................      1
INVESTMENT OBJECTIVE AND RESTRICTIONS...................................      2
INVESTMENT TECHNIQUES AND RISK FACTORS..................................      3
OTHER CONSIDERATIONS....................................................      8
THE ASSET ALLOCATION PROCESS............................................      8
MANAGEMENT OF THE FUND..................................................      8
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS..............................     16
INVESTMENT ADVISORY AGREEMENT...........................................     16
THE SUBADVISORY AGREEMENT...............................................     16
ADMINISTRATIVE SERVICES AGREEMENT.......................................     17
EXPENSE LIMITATION AGREEMENT............................................     17
CUSTODIAN...............................................................     18
TRANSFER AGENT..........................................................     18
INDEPENDENT AUDITORS....................................................     18
PRINCIPAL UNDERWRITER...................................................     18
DISTRIBUTION SERVICING ARRANGEMENTS.....................................     18
BROKERAGE ALLOCATION AND TRADING POLICIES...............................     19
PURCHASE AND REDEMPTION OF SHARES.......................................     20
NET ASSET VALUE.........................................................     20
TAX STATUS..............................................................     20
PERFORMANCE INFORMATION.................................................     20


                               GENERAL INFORMATION

On March 1, 2002, the name of the Fund was changed from Aetna GET Fund to ING GET Fund.

Organization. The Fund was organized as a Massachusetts business trust on March 9, 1987. The Series currently operates under an Amended and Restated Declaration of Trust (Declaration) dated March 1, 2002.

Capital Stock. Shares of the Series have no preemptive or conversion rights. Each share has the same rights to share in dividends declared by the Series. Upon liquidation of the Series, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Shares of the Series are fully paid and nonassessable.

Shareholder Liability. The Fund is organized as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series, which is not true in the case of a corporation. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made by the Series shall contain a provision to the effect that shareholders are not personally liable thereunder. With respect to tort claims, contract claims where the provision referred to is omitted from the undertaking, and claims for taxes and certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Series. However, upon payment of any such liability the shareholder will be entitled to reimbursement from the general assets of the Fund. The Board of Trustees (Board) intends to conduct the operations of the Series, with the advice of counsel, in such a way as to avoid, as much as possible, ultimate liability of the shareholders for liabilities of the Fund.

Voting Rights Shareholders of the Series are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of the Board (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. Investors who select the Series for investment through their variable annuity contract) are not the shareholders of the Fund. The insurance companies who issue the separate accounts are the true shareholders, but generally pass through voting to investors as described in the prospectus for the applicable Contract.

Once the initial members of the Board are elected, no meeting of the shareholders for the purpose of electing Trustees will be held unless and until such time as less than a majority of the Board holding office have been elected by the shareholders, or shareholders holding 10% or more of the outstanding shares request such a vote. The Board members then in office will call a shareholder meeting for election of Trustees. Vacancies occurring between any such meetings shall be filled as allowed by law, provided that immediately after filling any such vacancy, at least two-thirds of the Board holding office have been elected by the shareholders. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. A Trustee may be removed from office (1) at any time by two-thirds vote of the Board; (2) by a majority vote of the Board where any Trustee becomes mentally or physically incapacitated; or (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Trustees may be removed at any meeting of shareholders by the vote of a majority of all shares entitled to vote. Any Trustee may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Series, in which event the holders of the remaining shares will be unable to elect any person as a Trustee.

                      INVESTMENT OBJECTIVE AND RESTRICTIONS

The investment objective for the Series is to achieve maximum total return, and minimal exposure of the Series to a market value loss, by participating, to the extent possible, in favorable equity market performance during the Guarantee Period. The guarantee runs for a specified five year period, the "Guarantee Period," from December 13, 2003 through December 14, 2008 the Maturity Date. In seeking to achieve its investment objective, the Series has adopted the following restrictions which are matters of fundamental policy and cannot be changed without approval by the holders of the lesser of: (i) 67% of the shares of the Series present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Series.

As a matter of fundamental policy, the Series will not:

            (1) Borrow money, except that (a) the Series may enter into certain futures contracts and options related thereto; (b) the Series may enter into commitments to purchase securities in accordance with the Series' investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) the Series may borrow money for temporary or emergency purposes in amounts not exceeding 15% of the value of its total assets at the time when the loan is made; and (d) for purposes of leveraging, the Series may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of the Series' assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time the value of the Series' assets fails to meet the 300% coverage requirement relative only to leveraging, the Series shall, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

            (2) Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Series for its portfolio, the Series or the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

            (3) Purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Series may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

            (4) Make loans, except that, to the extent appropriate under its investment program, the Series may purchase bonds, debentures or other debt securities, including short-term obligations and enter into repurchase transactions.

            (5) Invest in commodity contracts, except that the Series may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may enter into futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis.

            (6) Alter, amend or modify either the Investment Objective or the Principal Investment Strategies of the Series, as described in the Prospectus.

            (7) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer excluding securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or purchase more than 10% of the outstanding voting securities of any issuer.

            (8) Concentrate its investments in any one industry except that the Series may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

Where the Series' investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in securities rating of the investment or any other change. With respect to fundamental policy number (8), industry classifications are determined in accordance with the classifications established by Standard & Poor's, a division of The McGraw-Hill Companies, (S&P).

The Series also has adopted certain other investment policies and restrictions reflecting the current investment practices of the Series, which may be changed by the Board and without shareholder vote. Under such policies and restrictions, the Series will not:

            (1) Mortgage, pledge or hypothecate its assets except in connection with loans of securities as described in (4) above, borrowings as described in
(1) above, and permitted transactions involving options, futures contracts and options on such contracts.

            (2) Invest in companies for the purpose of exercising control or management.

            (3) Make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Series.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

Futures Contracts

The Series may enter into future contracts, described below and in the Prospectus, as a means of achieving its investment objective. The Series may invest up to 30% of its assets in derivatives to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs.

The Series may enter into futures contracts subject to the restrictions described below under "Additional Restrictions on the Use of Futures Contracts." THE SERIES WILL ONLY ENTER INTO FUTURES CONTRACTS ON THE S&P 500 INDEX AND U.S. TREASURY SECURITIES. S&P 500 Index futures may not exceed 20% of the market value of the Equity Component. The notional value of U.S. Treasury futures may not exceed 50% of the market value of the Fixed Component. Futures contracts may not be used for speculative purposes. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date.

There can be no assurance, however, that the Series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Series is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to the Series relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the instruments or securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends as well as the expenses associated with creating the hedge.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

"Margin" is the amount of funds that must be deposited by the Series with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in the Series' futures contracts. A margin deposit is intended to assure the Series' performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to the Series. These daily payments to and from the Series are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, the Series will mark-to-market the current value of its open futures contracts. The Series expects to earn interest income on its initial margin deposits.

When the Series buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

The Series may purchase and sell futures contracts under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Series' total assets at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

Additional Restrictions on the Use of Futures Contracts. CFTC regulations require that to prevent the Series from being a commodity pool, the Series enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, the Series expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by it in the cash market.

Additional Risk Factors in Using Futures. In addition to any risk factors which may be described elsewhere in this section, or in the Prospectus, the following sets forth certain information regarding the potential risks associated with the Series' transactions in derivatives.

Risk of Imperfect Correlation. The Series' ability to hedge effectively all or a portion of its portfolio through transactions in futures on securities and indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlates with movements in the value of the assets being hedged. If the value of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for the Series might not be successful and it could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Series' overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a futures position may be terminated only by entering into a closing sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Series will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In such event, it may not be possible to close out a position held by the Series which could require it to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the Series' ability to effectively hedge its portfolio, or the relevant portion thereof.

The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Risk of Predicting Interest Rate Movements. Investments in futures contracts on U.S. Treasury securities involve the risk that if Aeltus' judgment concerning the general direction of interest rates is incorrect, the overall performance of the Series may be poorer than if it had not entered into any such contract. For example, if the Series has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in the Fixed Component and interest rates decrease instead, the Series will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Series has insufficient cash, it may have to sell bonds from the Fixed Component to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Counterparty. Risk With some derivatives there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Series.

Foreign Securities

The Series may invest in depositary receipts of foreign companies included in the S&P 500. Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts are typically American Depositary Receipts (ADRs), which are designed for U.S. investors and held either in physical form or in book entry form.

Real Estate Securities

The Series may invest in real estate securities through interests in real estate investment trusts (REITs) included in the S&P 500. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both.

Investing in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally, including: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Short-term Debt Instruments

The Series may invest in short-term debt obligations (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit).

Repurchase Agreements

The Series may invest in repurchase agreements. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Series acquires securities from financial institution such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Series' agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Series plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Series holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Series' rights with respect to such securities to be delayed or limited.


Illiquid Securities

The Series may invest in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities in excess of seven days. Securities that may be resold under Rule 144A under the Securities Act of 1933, as amended (1933
Act) or securities offered pursuant to Section 4(2) of the 1933 Act shall not be deemed illiquid solely by reason of being unregistered. Aeltus shall determine whether a particular security is deemed to be illiquid based on the trading markets for the specific security and other factors. Illiquid securities will not exceed 15% of the net assets of the Series.

Mortgage-Related Debt Securities

The Series may invest in mortgage-related debt securities, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). However, each such security must be rated AAA or higher by S&P or Aaa or higher by Moody's, provided that if both S&P and Moody's have issued a rating on the security, such rating shall not be less than AAA/Aaa.

Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the U.S., the securities and guarantees of which are backed by the full faith and credit of the U.S. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. with Presidentially appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.

Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by the Series might be converted to cash, and the Series could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Series buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity" - the latest date by which the tranche can be completely repaid, assuming no repayments - and has an "average life" - the average time to receipt of a principal weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payment generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government such as GNMA or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter the cash flow.

Asset-Backed Securities

Each Series may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tends to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

STRIPS (Separate Trading of Registered Interest and Principal of Securities)

The Series may invest in STRIPS. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to include the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Zero Coupon Securities

The Series may invest in zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

The risks associated with lower debt securities apply to these securities. Zero coupon securities are also subject to the risk that in the event of a default, the Series may realize no return on its investment, because these securities do not pay cash interest.

                              OTHER CONSIDERATIONS

In extreme circumstances, the insurance company reserves the right to accept additional deposits, including both new annuity monies and internal variable annuity transfers, during the Guarantee Period and to discontinue this practice at its discretion at any time.

                          THE ASSET ALLOCATION PROCESS

The Series will not implement an "investment strategy" in any conventional sense. Rather, the Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series' assets. Assets allocated to the Equity Component may be reduced or eliminated before losses in excess of the Guarantee are incurred. The Series allocates its assets among the following asset classes:

     - During the Offering Period, the Series' assets will be invested in short-term instruments.

     - During the Guarantee Period, the Series' assets will be allocated between the:

          o Equity Component, consisting of common stocks included in the Standard and Poor's 500 Index (S&P 500) and futures contracts on the S&P 500; and the

          o Fixed Component, consisting primarily of short- to intermediate-duration U.S. Government securities.

The Series' asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity which controlling the risk that an insurance company will be required to make payment under the guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or as to any investment returns generated by the series, irrespective of changes in the Equity Component during the Guarantee Period.

Aeltus uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series' total annual expenses, insurance company separate account expenses, and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount direct to the Equity Component is always restricted so that even it if were to experience a 30% decline in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.

The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. To moderate such costs, Aeltus has built into the proprietary software program a factor that will require reallocations only when Equity Component and Fixed Component values have deviated by more than certain minimal amounts since the last reallocation.

                             MANAGEMENT OF THE FUND

Set forth in the table below is information about each Trustee of the Fund. Those Trustees who are "interested persons," as defined in the 1940 Act, are indicated by an asterisk (*).

                                             TERM OF                                              NUMBER OF
                                             OFFICE                                              PORTFOLIOS
                                               AND                                                 IN FUND
                              POSITION(S)    LENGTH                                                COMPLEX             OTHER
                               HELD WITH     OF TIME            PRINCIPAL OCCUPATION(S)           OVERSEEN         DIRECTORSHIPS
   NAME, ADDRESS AND AGE         FUND       SERVED(1)           DURING THE PAST 5 YEARS          BY TRUSTEE       HELD BY TRUSTEE
----------------------------  -----------  ----------  ----------------------------------------  ----------  --------------------
INTERESTED
TRUSTEES
J. SCOTT FOX*(2)               Trustee       Since     Chief Executive Officer (July                  50     Mr. Fox serves as
10 State House Square                        1997      2001 - Present), President                            Director of the
Hartford, Connecticut                      (5 years)   (April 2001 - Present),                               Board of IPC
Age:  47                                               Executive Vice President (April                       Financial Network,
                                                       2001 - Present), Director and                         Inc. (January 2001
                                                       Chief Operating Officer (February                     to present)
                                                       1995 - Present), Aeltus Capital
                                                       Inc. Formerly, Chief Financial
                                                       Officer (April 1996 - July 2001)
                                                       and Managing Director (April 1996 -
                                                       April 2001), Aeltus Investment
                                                       Management, Inc.; Chief Financial
                                                       Officer, Managing Director (February
                                                       1995 - April 2001), Aeltus Capital,
                                                       Inc; Senior Vice President -
                                                       Operations, Aetna Life Insurance and
                                                       Annuity Company (March 1997 -
                                                       December 1997)

THOMAS J. McINERNEY*(3)        Trustee       Since     General Manager and Chief Executive           154     Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                 2002      Officer, ING U.S. Worksite Financial                  (February 2002 -
Scottsdale, Arizona 85258                              Services (December 2000 - Present).                   Present); Director,
Age:  46                                               Formerly, President, Aetna Financial                  Ameribest Life
                                                       Services (August 1997 - December 2000);               Insurance Co.
                                                       Head of National Account and Core                     Equitable Life
                                                       Sales and Marketing, Aetna U.S.                       Insurance Co.,
                                                       Healthcare (April 1996 - March 1997);                 First Columbine
                                                       Head of Corporate Strategies, Aetna                   Life Insurance Co.,
                                                       Inc. (July 1995 - April 1996); and has                Golden American
                                                       held a variety of line and corporate                  Life Insurance Co.,
                                                       staff positions since 1978.                           Life Insurance
                                                                                                             Company of Georgia,
                                                                                                             Midwestern United
                                                                                                             Life Insurance Co.,
                                                                                                             ReliaStar Life
                                                                                                             Insurance Co.,
                                                                                                             Security Life of
                                                                                                             Denver, Security
                                                                                                             Connecticut Life
                                                                                                             Insurance Co.,
                                                                                                             Southland Life
                                                                                                             Insurance Co., USG
                                                                                                             Annuity and Life
                                                                                                             Company, and United
                                                                                                             Life and Annuity
                                                                                                             Insurance Co. Inc
                                                                                                             (March 2001 -
                                                                                                             Present);. Member
                                                                                                             of the Board,
                                                                                                             National Commission
                                                                                                             on Retirement
                                                                                                             Policy, Governor's
                                                                                                             Council on Economic
                                                                                                             Competitiveness and
                                                                                                             Technology of
                                                                                                             Connecticut,
                                                                                                             Connecticut
                                                                                                             Business and
                                                                                                             Industry
                                                                                                             Association,
                                                                                                             Bushnell,
                                                                                                             Connecticut Forum,
                                                                                                             Metro Hartford
                                                                                                             Chamber of
                                                                                                             Commerce; and
                                                                                                             Chairman, Concerned
                                                                                                             Citizens for
                                                                                                             Effective
                                                                                                             Government.

(1) Directors/Trustees serve until their successors are duly elected and qualified.

(2) Mr. Fox is an "Interested Person", as defined in the 1940 Act, because of his affiliation with Aeltus Investment Management, Inc, an affiliate of ING Investments, LLC.

(3) Mr. McInerney is an "Interested Person", as defined in the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, and affiliate of ING Investments, LLC.

                                             TERM OF                                          NUMBER OF
                                             OFFICE                                          PORTFOLIOS
                                               AND                                             IN FUND
                              POSITION(S)    LENGTH                                            COMPLEX        OTHER
                               HELD WITH     OF TIME           PRINCIPAL OCCUPATION(S)        OVERSEEN    DIRECTORSHIPS
    NAME, ADDRESS AND AGE        FUND        SERVED            DURING THE PAST 5 YEARS       BY TRUSTEE  HELD BY TRUSTEE
----------------------------  -----------  ----------  ------------------------------------  ----------  ---------------
NON-INTERESTED
TRUSTEES
ALBERT E. DEPRINCE,            Trustee       Since     Director, Business and Economic           50           None
JR.                                           1998     Research Center, 1999 to
3029 St. Johns Drive                       (4 years)   present, and Professor of
Murfreesboro,                                          Economics and Finance, Middle
Tennessee                                              Tennessee State University, (1991-
Age 61                                                 present.)

MARIA T. FIGHETTI              Trustee       Since     Associate Commissioner for                50           None
325 Piermont Road                             1994     Contract Management, Health
Closter, New Jersey                        (8 years)   Services, New York City
Age 59                                                 Department of Mental Health,
                                                       Mental Retardation and Alcohol
                                                       Services (1996-present.)

DAVID L. GROVE                 Trustee       Since     Private Investor;                         50           None
5 The Knoll                                   1991     Economic/Financial
Armonk, New York                           (11 years)  Consultant (December 1985-
Age 84                                                 present.)

SIDNEY KOCH                    Trustee       Since     Financial Adviser, self-employed,         50           None
455 East 86th Street                          1994     (January 1993-present.)
New York, New York                         (8 years)
Age 67

CORINE T. NORGAARD             Trustee       Since     Dean of the Barney School of              50           None
556 Wormwood Hill                             1991     Business, University of Hartford
Mansfield Center,                          (11 years)  (West Hartford, CT), (August 1996-
Connecticut                                            present.)
Age 65

EDWARD T. O'DELL               Trustee       Since     Formerly, Partner/Chairman of             50           None
90 Wildwood Road                              2002     Financial Service Group, Goodwin
Andover, MA 01810                                      Proctor LLP (January 1970-September
Age 66                                                 2000); Chairman, Committee I-
                                                       International Bar Association (1995-
                                                       1999).

OFFICERS

     Information about the Funds' officers are set forth in the table below:

                                                         TERM OF
                                                       OFFICE AND
                               POSITIONS HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S) DURING
   NAME, ADDRESS AND AGE             FUND                SERVICE           THE LAST FIVE YEARS
   ---------------------             ----                -------           -------------------
JAMES M. HENNESSY              President, Chief        February       President and Chief Executive
7337 E. Doubletree Ranch Rd.   Executive Officer,      2001 to        Officer of each of the ING Funds
Scottsdale, Arizona  85258     and Chief Operating     present and    (since February 2001); President
Age:  53                       Officer.                Chief          and Chief Executive Officer of
                                                       Operating      ING Capital Corporation, LLC, ING
                                                       Officer        Funds Services, LLC, ING
                                                       from July      Advisors, Inc., ING Investments,
                                                       2000 to        LLC, Lexington Funds Distributor,
                                                       present        Inc., Express America T.C. Inc.
                                                                      and EAMC Liquidation Corp. (since
                                                                      December 2001); Executive Vice
                                                                      President and Chief Operating
                                                                      Officer of ING Quantitative
                                                                      Management, Inc. (since October
                                                                      2001) and ING Funds Distributor,
                                                                      Inc. (since June 2000).
                                                                      Formerly, Senior Executive Vice
                                                                      President (June 2000 - December
                                                                      2000) and Secretary (April 1995 -
                                                                      December 2000) of ING Capital
                                                                      Corporation, LLC, ING Funds
                                                                      Services, LLC, ING Investments,
                                                                      LLC, ING Advisors, Inc., Express
                                                                      America T.C. Inc., and EAMC
                                                                      Liquidation Corp.; and Executive
                                                                      Vice President, ING Capital
                                                                      Corporation, LLC and its
                                                                      affiliates (May 1998 - June 2000)
                                                                      and Senior Vice President, ING
                                                                      Capital Corporation, LLC and its
                                                                      affiliates (April 1995 - April
                                                                      1998).

STANLEY D. VYNER               Executive Vice          July 1996      Executive Vice President of most
7337 E. Doubletree Ranch Rd.   President and Chief     to present     of the ING Funds (since July
Scottsdale, Arizona  85258     Investment Officer                     1996).  Executive Vice President
Age:  52                       -- International                       of ING Advisors, Inc. and ING
                               Equities.                              Investments, LLC (since July
                                                                      2000) and Chief Investment
                                                                      Officer of the International
                                                                      Portfolios, ING Investments, LLC
                                                                      (since July 1996).  Formerly,
                                                                      President and Chief Executive
                                                                      Officer of ING Investments, LLC
                                                                      (August 1996 - August 2000).

MARY LISANTI                   Executive Vice          May 1998 to    Executive Vice President of the
7337 E. Doubletree Ranch Rd.   President and Chief     present        ING Funds (since May 1998).
Scottsdale, Arizona  85258     Investment Officer                     Executive Vice President of ING
Age:  46                       -- Domestic Equities                   Investments, LLC and ING
                                                                      Advisors, Inc. (since November
                                                                      1999) ING Quantitative Management,
                                                                      Inc. (since July 2000); Chief
                                                                      Investment Officer of the Domestic
                                                                      Equity Portfolios, ING
                                                                      Investments, LLC

                                                                      (since 1999). Formerly, Executive
                                                                      Vice President and Chief
                                                                      Investment Officer for the
                                                                      Domestic Equity Portfolios of
                                                                      Northstar Investment Management
                                                                      Corporation, whose name changed to
                                                                      Pilgrim Advisors, Inc. and
                                                                      subsequently became part of ING
                                                                      Investments, LLC (May 1998 -
                                                                      October 1999); Portfolio Manager
                                                                      with Strong Capital Management
                                                                      (May 1996 - 1998); a Managing
                                                                      Director and Head of Small- and
                                                                      Mid-Capitalization Equity
                                                                      Strategies at Bankers Trust Corp.
                                                                      (1993-1996).

MICHAEL J. ROLAND              Executive Vice          Executive      Executive Vice President (since
7337 E. Doubletree Ranch Rd.   President and           Vice           2/26/02) and Principal Financial
Scottsdale, Arizona  85258     Principal Financial     President      Officer (since June 1998) of the
Age:  44                       Officer.                from           ING Funds; Executive Vice
                                                       February       President, Chief Financial
                                                       2002 to        Officer and Treasurer of ING
                                                       present and    Funds Services, LLC, ING Funds
                                                       Principal      Distributor, Inc., ING Advisors,
                                                       Financial      Inc., ING Investments, LLC, ING
                                                       Officer        Quantitative Management, Inc.,
                                                       June 1998      Lexington Funds Distributor,
                                                       to present     Inc., Express America T.C. Inc.
                                                                      and EAMC Liquidation Corp. (since
                                                                      December 2001).  Formerly, Senior
                                                                      Vice President, ING Funds
                                                                      Services, LLC, ING Investments,
                                                                      LLC, and ING Funds Distributor,
                                                                      Inc. (June 1998 - December 2001)
                                                                      and Chief Financial Officer of
                                                                      Endeavor Group (April 1997 - June
                                                                      1998).



ROBERT S. NAKA                 Senior Vice             November       Senior Vice President and
7337 E. Doubletree Ranch Rd.   President and           1999 to        Assistant Secretary of each of
Scottsdale, Arizona  85258     Assistant Secretary.    present        the ING Funds; Senior Vice
Age:  38                                                              President and Assistant Secretary
                                                                      of ING Funds Services, LLC, ING
                                                                      Funds Distributor, Inc., ING
                                                                      Advisors, Inc., ING Investments,
                                                                      LLC, ING Quantitative Management,

                                                                      Inc. (since October 2001) and
                                                                      Lexington Funds Distributor, Inc.
                                                                      (since December 2001). Formerly,
                                                                      Vice President, ING Investments,
                                                                      LLC (April 1997 - October 1999),
                                                                      ING Funds Services, LLC (February
                                                                      1997 - August 1999) and Assistant
                                                                      Vice President, ING Funds
                                                                      Services, LLC (August 1995 -
                                                                      February 1997).

ROBYN L. ICHILOV               Vice President and      August 1997    Vice President and Treasurer of most of
7337 E. Doubletree Ranch Rd.   Treasurer.              to present     the ING Funds; Vice President of ING Funds
Scottsdale, Arizona  85258                                            Services, LLC (since October 2001) and ING
Age:  34                                                              Investments, LLC (since August 1997);

                                                                      Accounting Manager, ING
                                                                      Investments, LLC (since November
                                                                      1995).

KIMBERLY A. ANDERSON           Vice President and      February       Vice President and Secretary of each of
7337 E. Doubletree Ranch Rd.   Secretary.              2001 to        the ING Funds (since January 2001);
Scottsdale, Arizona  85258                             present        Vice President for
Age:  37                                                              ING Quantitative Management, Inc.
                                                                      (since October 2001); Vice
                                                                      President and Assistant Secretary
                                                                      of ING Funds Services, LLC, ING
                                                                      Funds Distributor, Inc., ING
                                                                      Advisors, Inc., ING Investments,
                                                                      LLC (since October 2001) and
                                                                      Lexington Funds Distributor, Inc.
                                                                      (since December 2001). Formerly,
                                                                      Assistant Vice President of ING
                                                                      Funds Services, LLC (November 1999
                                                                      - January 2001) and has held
                                                                      various other positions with ING
                                                                      Funds Services, LLC for more than
                                                                      the last five years.



TODD MODIC                     Assistant Vice          August 2001    Assistant Vice President of each of the
7337 E. Doubletree Ranch Rd.   President               to present     ING Funds (since August 2001); Director
Scottsdale, Arizona  85258                                            of Financial Reporting of ING Investments,
Age:  34                                                              LLC (since March 2001).  Formerly,
                                                                      Director of Financial Reporting,
                                                                      Axient Communications, Inc. (May
                                                                      2000 - January 2001) and Director
                                                                      of Finance, Rural/Metro
                                                                      Corporation (March 1995 - May
                                                                      2000).

MARIA M. ANDERSON              Assistant Vice          August 2001    Assistant Vice President of each
7337 E. Doubletree Ranch Rd.   President               to present     of the ING Funds (since August

Scottsdale, Arizona  85258                                            2001).  Assistant Vice President of ING
Age: 43                                                               Funds Services, LLC (since October 2001).
                                                                      Formerly, Manager of Fund
                                                                      Accounting and Fund Compliance,
                                                                      ING Investments, LLC (September
                                                                      1999 - November 2001); Section
                                                                      Manager of Fund Accounting, Stein
                                                                      Roe Mutual Funds (July 1998 -
                                                                      August 1999); and Financial
                                                                      Reporting Analyst, Stein Roe
                                                                      Mutual Funds (August 1997 - July
                                                                      1998).

BOARD OF TRUSTEES

The Board governs each Series and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the ING Funds' activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance.


Committees

The Board has an Audit Committee whose function is to, among other things, meet with the independent auditors of each Series to review the scope of the Series' audit, its financial statements and accounting controls, and to meet with management concerning these matters. The Audit Committee currently consists of Dr. DePrince, Ms. Fighetti, Dr. Grove, Mr. Koch, Ms. Norgaard and Mr. O'Dell (collectively the "Independent Trustees"). Ms. Fighetti currently serves as Chairman and. Ms. Norgaard currently serves as Vice Chairman of the Committee. The Audit Committee held 4 meetings during 2002.


The Board has formed a Contract Committee whose function is to consider, evaluate and make recommendations to the full Board concerning contractual arrangements with service providers to the Funds and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with any Fund or its shareholders. The Contract Committee currently consists of the Independent Trustees. Dr. DePrince currently serves as Chairman and Mr. Koch currently serves as Vice Chairman of the Committee. The Contract Committee held 1 meeting during 2002.


The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee currently consists of the Independent Trustees. Dr. Grove currently serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. Three Nominating Committee meetings were held during 2002.

TRUSTEE OWNERSHIP OF SECURITIES

     Set forth below is the dollar range of equity securities owned by each Trustee.

                                           DOLLAR RANGE OF          AGGREGATE DOLLAR RANGE OF EQUITY
                                          EQUITY SECURITIES           SECURITIES IN ALL REGISTERED
                                          IN THE SERIES AS          INVESTMENT COMPANIES OVERSEEN BY
                                           OF DECEMBER 31,           TRUSTEE IN FAMILY OF INVESTMENT
    NAME OF TRUSTEE                            2001(1)                        COMPANIES(1)
    ---------------                            -------                        -------------

                                              SERIES U
                                              --------
INDEPENDENT TRUSTEES
Albert E. DePrince, Jr.                          A                                 E
Maria T. Fighetti                                A                                 A
David L. Grove                                   A                                 A
Sidney Koch                                      A                                 C
Corine T. Norgaard                               A                                 E
Richard G. Scheide                               A                                 C

TRUSTEES WHO ARE "INTERESTED
PERSONS"
J. Scott Fox                                     A                                 E
John G. Turner                                   A                                 E

(1)   Dollar range key

      A.    None

      B.    $1 - $10,000

      C.    $10,001 - $50,000

      D.    $50,001 - $100,000

      E.    over $100,000

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

               Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Funds' Investment Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Adviser or Principal Underwriter of the Fund (not including registered investment companies.

                             NAME OF
                           OWNERS AND
                          RELATIONSHIP             TITLE OF    VALUE OF    PERCENTAGE
    NAME OF TRUSTEE        TO TRUSTEE    COMPANY     CLASS    SECURITIES    OF CLASS
    ---------------        ----------    -------     -----    ----------    --------
Albert E. DePrince, Jr.        N/A         N/A        N/A         $ 0          N/A
Maria T. Fighetti              N/A         N/A        N/A         $ 0          N/A
David L. Grove                 N/A         N/A        N/A         $ 0          N/A
Sidney Koch                    N/A         N/A        N/A         $ 0          N/A
Corine T. Norgaard             N/A         N/A        N/A         $ 0          N/A
Richard G. Scheide             N/A         N/A        N/A         $ 0          N/A

COMPENSATION

During the fiscal year ended December 31, 2001, members of the Board who are also trustees, officers or employees of ING Investments, LLC (ING) and its affiliates were not entitled to any compensation from the Fund Complex. As of December 31, 2001, the Independent Trustees received compensation in the amounts included in the following table. No member of the Board was entitled to receive pension or retirement benefits.

     NAME OF PERSON         AGGREGATE COMPENSATION   TOTAL COMPENSATION FROM THE FUND
        POSITION               FROM ING GET FUND     AND FUND COMPLEX PAID TO TRUSTEES
------------------------    ----------------------   ---------------------------------
Corine Norgaard                      $ 10,872                   $     92,500
Trustee, Chairperson
Nominating Committee

Sidney Koch                            11,308                         96,209
Trustee

Maria T. Fighetti*                     11,325                         96,355
Trustee, Chairperson
Audit Committee**

Richard G. Scheide                     11,242                         95,645
Trustee

David L. Grove*                        10,965                         93,291
Trustee

Albert E. DePrince, Jr.*               12,047                        102,500
Trustee, Chairperson
Contract Committee

* During the fiscal year ended December 31, 2001, Ms. Fighetti, Dr. Grove, and Dr. DePrince elected to defer compensation in the amount of $24,000, $93,291 and $58,000, respectively.

** Ms. Fighetti replaced Mr. Scheide as Chairperson of the Audit Committee as of April 2001.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

It is expected that the Series shares will be sold to insurance companies affiliated with ING and allocated to variable annuity separate accounts to fund obligations thereunder. Contract holders in these separate accounts are provided the right to direct the voting of fund shares at shareholder meetings. The insurance company votes the shares that it owns in these separate accounts in accordance with contract holders' directions. Undirected shares of the Series will be voted for each account in the same proportion as directed shares.

As of November 29, 2002 the officers and Trustees owned less than 1% of the outstanding shares of the Series.

ING, the Series' investment adviser, and Aeltus, the Series' investment sub-adviser, are indirect wholly owned subsidiaries of ING Groep N.V. (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Group's principal executive offices are located at Strawinskylaan 2631, 1077 zz Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

                          INVESTMENT ADVISORY AGREEMENT

The Fund on behalf of the Series entered into an investment advisory agreement (Advisory Agreement) appointing ING Investments, LLC (ING) as the investment adviser of the Series. In approving the Advisory Agreement for the Series, the Board of Trustees, including the Independent Trustees, considered a number of factors, including, but not limited to: (1) prior performance of comparable funds (2) the nature and quality of the services to be provided by ING Investments including ING's experience in overseeing sub-advisers for other mutual funds for which ING serves as investment adviser; (3) the performance of the mutual funds for which ING currently serves as investment adviser; (4) the depth, experience and the financial strength of ING and the profitability of ING Investments from management of the Series; (5) the fact that the advisory fee imposed under the Advisory Agreement would be identical to those imposed by Aeltus as to prior series of the Fund; (6) the fact that Aeltus would manage the Series in its capacity as sub-adviser; (7) the projected expense ratios for the Series including ING's commitment to maintain expense limitations for the Series; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure and (7) the fairness of the compensation payable to ING under the Proposed Management Agreement in light of the services provided.

Based upon its review, the Board determined that the Investment Advisory Agreement was in the interests of the Series and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Trustees, approved the Advisory Agreement.

Under the Advisory Agreement, and subject to the supervision of the Board, ING has responsibility for supervising all aspects of the operations of the Series including the selection, purchase and sale of securities. Under the Advisory Agreement, ING is given the right to delegate any or all of its obligations to a subadviser.

The Advisory Agreement provides that ING is responsible for payment of all costs of its personnel, its overhead and of its employees who also serve as officers or members of the Board and that the Series is responsible for payment of all other of its costs.

For the services under the Advisory Agreement, ING will receive an annual fee, payable monthly, as described in the Prospectus.


                            THE SUBADVISORY AGREEMENT

ING and the Fund, on behalf of the Series, have entered into an agreement (Subadvisory Agreement) appointing Aeltus as sub-adviser of the Series. In approving the Subadvisory Agreement for the Series, the Board of Trustees, including the Independent Trustees, considered a number of factors including, among other things(1) performance of similar funds in the ING Equity Trust for which Aeltus is the sub-adviser; (2) the nature and quality of the services to be provided by Aeltus; (3) the fairness of the compensation under the Sub-Adviser Agreement in light of the services to be provided; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of Aeltus; and (5) the expenses to be borne by the shareholders of the Fund. In addition, the Board considered the importance of maintaining the continuity of management with ING as the Series' investment adviser. The Board noted that the overall advisory fee paid by the Series would remain the same as previous series and that the advisory services to be provided by Aeltus under the Subadvisory Agreement would be materially the same as the advisory services provided by Aeltus under the prior Advisory Agreement.

Based upon its review, the Board determined that the Subadvisory Agreement for the Series was in the interests of the Series and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Trustees, approved the Subadvisory Agreement.

The Subadvisory Agreement gives Aeltus broad latitude to select securities for the Series consistent with the investment objective and policies of the Fund subject to ING's oversight. The Agreement contemplates that Aeltus will be responsible for all aspects of managing the Series' investments.

For the services under the Subadvisory Agreement, Aeltus will receive an annual fee payable monthly as set forth below.

Offering Period        0.1125%

Guarantee Period        0.270%

                        ADMINISTRATIVE SERVICES AGREEMENT

Pursuant to an Administrative Services Agreement, ING Funds Services, LLC (IFS) acts as administrator and provides certain administrative and shareholder services necessary for the Series' operations and is responsible for the supervision of other service providers. The services provided by IFS include:
(1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the Commission and state securities commissions; (3) preparing financial information; (4) preparing semi-annual and annual reports to shareholders; (5) calculating the net asset value (NAV); (6) preparing certain shareholder communications; (7) supervising the custodian and transfer agent; and (8) reporting to the Board.

IFS is the administrator for the Series. IFS has responsibility for certain administrative and internal accounting and reporting services, maintenance of relationships with third party service providers such as the transfer agent and custodian, calculation of the NAV and other financial reports prepared for the Series.

Listed below is the administrative services fee IFS is entitled to receive on an annual rate based on average daily net assets of the Series:

ADMINISTRATIVE FEE           SERIES ASSETS
------------------    ------------------------
      0.055%          on the first $5 billion
      0.030%          on all assets over $5 billion

                          EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into an expense limitation agreement with the ING GET Fund, on behalf of the Series, pursuant to which the Investment Adviser has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, the Investment Adviser will assume other expenses so that the total annual ordinary operating expenses of the Series(which excludes interest, taxes, brokerage commissions, other investment-related costs extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the fund's business, and expenses of any counsel or other persons or services retained by the Fund's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser or Sub-Adviser do not exceed 0.65% during the Offering Period, and 1.00% during the Guarantee Period.

The Series will at a later date reimburse the Investment Adviser for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Series' expense ratio does not exceed the percentage described above. The Investment Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

The expense limitation agreement will continue until December 31, 2003. The expense limitation agreements are contractual and automatically renew for one-year terms unless the Investment Manager provides written notice to the Fund of the termination of the agreement at least 30 days prior to the end of the then-current term. In addition, the agreement shall terminate upon termination of the Management Agreement, or it may be terminated by the Fund, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Manager at its principal place of business.

                                    CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02181, serves as custodian for the assets of the Series.

The custodian does not participate in determining the investment policies of the Series nor in deciding which securities are purchased or sold by the Series. The Series may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

                                 TRANSFER AGENT

DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri 64141, serves as the transfer agent and dividend-paying agent to the Fund.

                              INDEPENDENT AUDITORS

KPMG LLP, 99 High Street, Boston, MA 02110 serves as independent auditors to the Series. KPMG LLP provides audit and tax services, assistance and consultation in connection with the Commission filings.

                              PRINCIPAL UNDERWRITER

ING Funds Distributor, Inc., 7337 Doubletree Ranch Road, Scottsdale, Arizona 85258, has agreed to use its best efforts to distribute the shares as the principal underwriter of the Series pursuant to an Underwriting Agreement between it and the Fund. The Agreement was approved by the Board on December 12, 2001 to continue through December 31, 2002. The Underwriting Agreement may be continued from year to year thereafter if approved annually by the Trustees or by a vote of holders of a majority of the Series' shares, and by a vote of a majority of the Trustees who are not "interested persons," as that term is defined in the 1940 Act, of ING Funds Distributor, Inc., and who are not interested persons of the Fund, appearing in person at a meeting called for the purpose of approving such Agreement. This Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Trustees or ING Funds Distributor, Inc. or by vote of holders of a majority of the Series' shares without the payment of any penalty.

ING Funds Distributor, Inc. is a wholly owned subsidiary of ING Group and is an affiliate of ING.

                       DISTRIBUTION SERVICING ARRANGEMENTS

Fund shares are distributed by ING Funds Distributor, Inc. Shares of the Series are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, ING Funds Distributor, Inc. is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the shares of the Series. The distribution fee may be used to cover expenses incurred in promoting the sale of the shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee. ING Funds Distributor, Inc. may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

ING Funds Distributor, Inc. is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plan relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.

The Distribution Plan specifies that the Series must pay a distribution fee to ING Funds Distributor, Inc. for its distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if ING Funds Distributor, Inc.'s expenses exceed the distribution fee it receives, the Series will not be obligated to pay more than that fee. On the other hand, if ING Funds Distributor, Inc.'s expenses are less than such fee, ING Funds Distributor, Inc. will retain its full fee and realize a profit.

The Distribution Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the independent Trustees. The Distribution Plan may not be amended to increase the amount to be spent for the services provided by ING Funds Distributor, Inc. without shareholder approval. All amendments to the Distribution Plan must be approved by the Board in the manner described above. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the independent Trustees upon not more than thirty (30) days notice to any other party to the Distribution Plan. All persons who are under common control with the Fund could be deemed to have a financial interest in the Plan. No other interested person of the Fund has a financial interest in the Plan.

In approving the Distribution Plan, the Board considered all the features of the distribution system, including 1) the advantage to investors in having no initial sales charges deducted from Series purchase payments and instead having the entire amount of their purchase payments immediately invested in Series shares, 2) the advantages to the shareholders of economies of scale resulting from growth in the assets of The ING GET Fund and potential continued growth, 3) the services provided to the Series and its shareholders by ING Funds Distributor, Inc., and 4) ING Funds Distributor, Inc.'s shareholder distribution-related expenses and costs.

ING Funds Distributor, the investment adviser, subadviser, or any of their affiliates may make payments out of their own resources to securities dealers who have sold or who are expected to sell a significant amount of Fund shares. In addition, payments may be made to securities dealers who agree to provide one or more of the following services which may result in the sale of Fund shares: preferential or increased access to its registered representatives, coverage or increased coverage of the funds in the ING Funds group, assignment of additional human and other resources in connection with sales of Fund shares, and/or coverage or increased coverage of the ING Fund group in internal and/or external communications. Payments may be made on the basis of shares sold and/or the value of Fund shares held by customers of the securities dealers.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

Subject to the supervision of the Board, Aeltus has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is Aeltus' policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. Aeltus may also consider the sale of shares of registered investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute the Series' portfolio transactions or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to Aeltus' duty to obtain best execution.

Aeltus receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Series. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Series and other investment companies, services related to the execution of trades on behalf of the Series and advice as to the valuation of securities, the providing of equipment used to communicate research information and specialized consultations with Fund personnel with respect to computerized systems and data furnished to the Series as a component of other research services. Aeltus considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in the Series' securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. Aeltus' policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided. When the trader believes that more than one broker can provide best execution, preference may be given to brokers that provide additional services to Aeltus.

Research services furnished by brokers through whom the Series effects securities transactions may be used by Aeltus in servicing all of its accounts; not all such services will be used by Aeltus to benefit the Series.

Consistent with federal law, Aeltus may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or
(2) by means of separate, non-commission payments. Aeltus' judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect Aeltus' opinion as to which services and which means of payment are in the long-term best interests of the Series.

The Series and another advisory client of Aeltus or Aeltus itself, may desire to buy or sell the same security at or about the same time. In such a case, the purchases or sales (including initial public offerings or IPOs) will normally be aggregated, and then allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In some cases the smaller orders will be filled first. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of the Series and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.

The Board adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

The Fund, ING, ING Distributor, Inc. and Aeltus each have adopted a Code of Ethics (in accordance with Rule 17j-1 under the 1940 Act). Each Code of Ethics allows personnel subject to that Code to invest in securities, including securities that may be purchased or held by the Series. However, it prohibits a person from taking advantage of Series trades or from acting on inside information.

                        PURCHASE AND REDEMPTION OF SHARES

Shares of the Series are purchased and redeemed at the NAV next determined after receipt of a purchase or redemption order in acceptable form as described in the Prospectus.

The value of shares redeemed may be more or less than a shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made by the Series within seven days or the maximum period allowed by law, if shorter, after the redemption request is received by the Series or by the insurance company.

                                 NET ASSET VALUE

Securities of the Series are generally valued by independent pricing services, which have been approved by the Board. The values for equity securities traded on registered securities exchanges (except as otherwise noted below) are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price. Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Securities for which prices are not obtained from a pricing service are valued based upon the assessment of market-makers in those securities. Debt securities maturing in sixty days or less at the date of valuation will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

                                   TAX STATUS

The following is only a limited discussion of certain additional tax considerations generally affecting the Series. No attempt is made to present a detailed explanation of the tax treatment of the Series and no explanation is provided with respect to the tax treatment of any shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning. Holders of variable annuity contracts must consult their contract prospectus, prospectus summary or disclosure statement for information concerning the federal income tax consequences of owning such contracts.

Qualification as a Regulated Investment Company

The Series has elected to be taxed as a regulated investment company under Subchapter M of the Code. If for any taxable year the Series does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Series' current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Qualification of Segregated Asset Accounts

Under Code section 817(h), a segregated asset account upon which a variable annuity contract is based must be "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide, that except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the Series' total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions may be considered the same issuer. As a safe harbor, a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. government securities and securities of other regulated investment companies.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look-through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided the regulated investment company satisfies certain conditions relating to the ownership of the shares.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Series' assets to be invested in various countries is not known.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The Series intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, shareholders should note that the Series may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                             PERFORMANCE INFORMATION

Performance information for the Series including the total return may appear in reports or promotional literature to current or prospective shareholders.

Average Annual Total Return

Quotations of average annual total return for the Series will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Series over a period of one and five years (or, if the Series has not been in existence for such periods, up to the life of the Series), calculated pursuant to the formula:

                                P(1 + T)(n) = ERV

Where:

P = a hypothetical initial payment of $1,000

T = an average annual total return

n = the number of years

ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

Performance information for the Series may be compared, in reports and promotional literature, to: (a) the S&P 500 and/or the Lehman Brothers Aggregate Bond Index, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general;
(b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Series.


                                             Statement of Additional Information

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

         (a)(1)   Form of Restated Declaration of Trust (1)

         (a)(2)   Establishment and Designation of Series (Series S and T) (10)

         (a)(3)   Establishment and Designation of Series (Series U and V) (12)

         (b)      Amended and Restated By-laws(2)

         (c)      Instruments Defining Rights of Holders(3)

         (d)(1) Form of Investment Advisory Agreement, dated March 1, 2002, between ING Investments, LLC (ING) and ING GET Fund (10)

         (d)(2) Form of Expense Limitation Agreement, dated March 1, 2002, between ING and ING GET Fund (10)

         (d)(3) Form of Subadvisory Agreement, dated March 1, 2002, between ING, ING GET Fund and Aeltus Investment Management, Inc. (Aeltus) (10)

         (d)(4) Form of Amended Schedule A to Investment Advisory Agreement between ING and ING GET Fund (11)

         (d)(5) Form of Amended Schedule A to Subadvisory Agreement between ING, ING GET Fund and Aeltus (11)

         (d)(6) Form of Amended Schedule A to Expense Limitation Agreement between ING and ING GET Fund (11)

         (d)(7) Form of Amended Schedule A to Investment Advisory Agreement between ING and ING GET Fund (Series U and V) (13)

         (d)(8) Form of Amended Schedule A to Subadvisory Agreement between ING, ING GET Fund and Aeltus (Series U and V) (13)

         (d)(9) Form of Amended Schedule A to Expense Limitation Agreement between ING and ING GET Fund (Series U and V) (13)

         (e)(1) Form of Distribution Agreement, dated March 1, 2002, between ING GET Fund and ING Funds Distributor, Inc. (10)

         (e)(2) Form of Amended Schedule A to Distribution Agreement, dated March 1, 2002, between ING GET Fund and ING Funds Distributor, Inc.(11)

         (e)(3) Form of Amended Schedule A to Distribution Agreement, dated March 1, 2002, between ING GET Fund and ING Funds Distributor(Series U and V)(13)

         (f)      Trustees' Deferred Compensation Plan(4)

         (g)(1) Form of Custodian and Investment Accounting Agreement, dated March 1, 2002, between State Street Bank & Trust Company and ING GET Fund (10)

         (g)(2) Form of Third Amendment to Custodian and Investment Accounting Agreement, dated March 1, 2002, between Street Bank & Trust Company and ING GET Fund (Series S and Series T) (10)

         (g)(3) Form of Fourth Amendment to Custodian and Investment Accounting Agreement, dated March 1, 2002, between Street Bank & Trust Company and ING GET Fund (Series U and V) (13)

         (h)(1) Form of Administration Agreement, dated April 1, 2002, between ING Funds Services, LLC and ING GET Fund (10)

         (h)(2) Form of Amended Schedule A to Administration Agreement, dated April 1, 2002, between ING Funds Services, LLC and ING GET Fund (11)

         (h)(3) Form of Amended Schedule A to Administration Agreement, dated April 1, 2002, between ING Funds Services and ING GET Fund (Series U and V)(13)

         (i)      Opinion of Counsel (13)

         (j)      Auditor's Consent *

         (k)      Not applicable

         (l)      Agreement Concerning Initial Capital(5)

         (m)(1) Form of Amended Appendix A to the Distribution Plan, dated March 1, 2002, between ING GET Fund and ING Funds Distributor, Inc. (Series S and Series T) (10)

         (m)(2) Form of Amended Appendix A to the Distribution Plan, dated March 1, 2002, between ING GET Fund and ING Funds Distributor (Series U and V)(13)

         (n)      Not applicable

         (o)      Not applicable

         (p)(1)   Form of ING Code of Ethics(2)

         (p)(2)   Aeltus Code of Ethics(7)

         (p)(3)   Aetna Mutual Funds Code of Ethics(7)

         (q)(1)   Power of Attorney (9)

         (q)(2)   Authorization for Signatures(8)

*    Filed herein.

1. Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on February 22, 2002.

2. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on June 14, 1996.

3. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on December 31, 1996.

4. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the Securities and Exchange Commission (SEC) on September 30, 1998.

5. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A (File No. 33-12723) as filed with the SEC on March 11, 1997.

6. Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on April 5, 2001.

7. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on August 1, 2000.

8. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on September 26, 1997.

9. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on April 3, 2002.

10. Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on May 28, 2002.

11. Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on August 27, 2002.

12. Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on September 27, 2002.

13. Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on November 8, 2002.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

       Registrant is a Massachusetts business trust for which separate financial statements are filed. As of January 31, 2002, all of the Registrant's outstanding voting securities were held in the name of Aetna Life Insurance and Annuity Company (ALIAC).

       ALIAC is an indirect wholly owned subsidiary of ING Groep N.V. A list of persons directly or indirectly under common control with the Registrant is incorporated herein by reference to Item 26 to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

ITEM 25. INDEMNIFICATION

       Article 5.3 of the Registrant's Amendment to Declaration of Trust, incorporated herein by reference to Exhibit (a.1) to the Registrant's Registration Statement on Form N-1A (File No. 33-12723), as filed on September 30, 1998, provides indemnification for the Registrant's trustees and officers. In addition, the Registrant's trustees and officers are covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company which expires on October 1, 2002.

       Section XI.B of the Administrative Services Agreement, incorporated herein as Exhibit (h.1) to the Registrant's Registration Statement on Form N-1A (File No. 33-12723), as filed on September 30, 1998, provides for indemnification of the Administrator.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

       Information as to the directors and officers of ING Investments, LLC (formerly, ING Pilgrim Investments, LLC), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

       (a) ING Funds Distributor, Inc. (formerly, ING Pilgrim Securities, Inc.) is the principal underwriter for the Registrant and for ING VP Bond Portfolio, ING Variable Funds, ING VP Money Market Portfolio, ING VP Balanced Portfolio, Inc., ING Generation Portfolios, Inc., ING Variable Portfolios, Inc., ING Series Fund, Inc., ING Advisory Funds, Inc., ING Financial Services Fund, ING Corporate Leaders Trust Fund, ING Emerging

              Markets Fund, Inc., ING Funds Trust, ING GNMA Income Fund, Inc., ING Growth Opportunities Fund, ING International Fund, Inc., ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING Natural Resources Trust, ING Precious Metals Fund, Inc., ING Prime Rate Trust, ING Russia Fund, Inc., ING Equity Trust, ING Senior Income Fund, ING SmallCap Opportunities Fund, ING Variable Insurance Trust, ING Variable Products Trust, USLICO Series Fund and ING Lexington Money Market Trust.

       (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the U.S. Securities and Exchange Act of 1934, as amended and is incorporated herein by reference thereto.

       (c)    Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act") and the rules promulgated thereunder are maintained at the offices of (a) the Registrant, (b) ING Investments, LLC, (c) ING Funds Distributor, Inc., (d) the Custodian, (e) the Transfer Agent and (f) the Sub-Adviser. The address of each is as follows:

           (a)       ING GET Fund
                     7337 East Doubletree Ranch Rd.
                     Scottsdale, Arizona  85258

           (b)       ING Investments, LLC
                     7337 East Doubletree Ranch Rd.
                     Scottsdale, Arizona  85258

           (c)       ING Funds Distributor, Inc.
                     7337 East Doubletree Ranch Rd.
                     Scottsdale, Arizona  85258

           (d)       State Street Bank and Trust Company
                     801 Pennsylvania
                     Kansas City, Missouri  64105

           (f)       DST Systems, Inc.
                     P.O. Box 419368
                     Kansas City, Missouri  64141

           (g)       Aeltus Investment Management, Inc.
                     10 State House Square
                     Hartford, Connecticut 06103-3602

ITEM 29. MANAGEMENT SERVICES

       Not applicable.

ITEM 30. UNDERTAKINGS

       Insofar as indemnification for liability arising under the Securities Act of 1933 (1933 Act) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other that the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 27th day of November, 2002.

                                          ING GET FUND

                                          By:   /s/ Michael J. Roland
                                               ---------------------------------
                                               Michael J. Roland
                                               Executive Vice President

           Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       SIGNATURE                                       TITLE                                    DATE
           *                      President and Trustee                                   November 27, 2002
----------------------------      (Principal Executive Officer)
      J. Scott Fox

           *                      President, Chief Executive Officer and Chief            November 27, 2002
----------------------------      Operating Officer
   James M. Hennessy

           *                      Executive Vice President and Principal                  November 27, 2002
----------------------------      Financial Officer
   Michael J. Roland

           *                      Trustee                                                 November 27, 2002
----------------------------
  Thomas J. McInerney

           *                      Trustee                                                 November 27, 2002
----------------------------
Albert E. DePrince, Jr.

           *                      Trustee                                                 November 27, 2002
----------------------------
   Maria T. Fighetti


           *                      Trustee                                                 November 27, 2002
----------------------------
     David L. Grove


           *                      Trustee                                                 November 27, 2002
----------------------------
      Sidney Koch


           *                      Trustee                                                 November 27, 2002
----------------------------
   Corine T. Norgaard


           *                      Trustee                                                 November 27, 2002
----------------------------
    Edward T. O'Dell


*By:        /s/ Michael J. Roland
           -----------------------------------------
           Michael J. Roland
           Attorney-in-Fact**


**Powers of Attorney for each of the Trustees (except Thomas J. McInerney and Edward T. O'Dell) were filed on April 3, 2002 as part of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference. Powers of Attorney for Edward T. O'Dell, Thomas J. McInerney, James M. Hennessy and Michael J. Roland were filed on September 27, 2002 as part of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.

                                  EXHIBIT INDEX

EXHIBIT NUMBER     NAME OF EXHIBIT
     (i)(1)        Auditor's Consent